UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, Chief Executive Officer

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1(a). Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2021

[2]

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the
Securities and Exchange Commission under the provisions of the Investment Company Act of 1940)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year Ended December 31,	Total net assets		Ordinary income*	Long-term capital gains*
1995	$292,547,559	$21.74						$162,016,798
1996	356,685,785	25.64	$ .28	$ 1.37		$ 1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
2016	674,683,352	27.12	.30	.68		.98		318,524,775
2017	826,331,789	32.86	.28	.72		1.00		460,088,116
2018	765,342,588	30.02	.56	.89		1.45		392,947,674
2019	994,595,051	38.42	.57	.78		1.35		607,489,748
2020	1,036,336,494	39.49	.75	.95		1.70		638,120,894
Six mos. to June 30, 2021***	1,316,660,037	50.17	.05	.15		.20		863,329,909

Total dividends and distributions***			$8.45	$36.96		$45.41

*Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.

**Includes non-taxable return of capital of $.55.

***Unaudited.

The Common Stock is listed on the NYSE American under the symbol CET. On June 30, 2021, the closing market price was $42.19 per share.

[3]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2021 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2021 (Unaudited)	December 31, 2020
Net assets	$1,316,660,037	$1,036,336,494
Net assets per share of Common Stock	50.17	39.49
Shares of Common Stock outstanding	26,243,903	26,240,403

Comparative operating results are as follows:

	Six months ended June 30,
	2021 (Unaudited)		2020 (Unaudited)
Net investment income	$13,030,102		$10,339,609
Per share of Common Stock	.50	*	.40 *
Net realized gain from investment transactions	47,202,319		18,258,447
Increase (decrease) in net unrealized appreciation of investments	225,209,015		(107,187,369)
Increase (decrease) in net assets resulting from operations	285,441,436		(78,589,313)

*Per-share data are based on the average number of Common shares outstanding during the period.

A distribution of $.20 per share was paid on June 25, 2021 to stockholders of record as of June 14, 2021. Stockholders will be sent a notice concerning the taxability of all 2021 distributions in early 2022.

During the first six months of 2021, the Corporation did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

In May, Wilmot Kidd announced that he would step down as Chief Executive Officer of the Corporation at the end of the year. He will continue to serve the Corporation as Chairman of the Board of Directors. The Board unanimously elected John Hill to succeed Wilmot Kidd as CEO. In addition, John Hill was also elected to the Corporation’s Board of Directors.

Stockholder inquiries are welcome.

Wilmot H. Kidd	John C. Hill	Andrew J. O’Neill

630 Fifth Avenue
New York, NY 10111
July 28, 2021

[4]

TEN LARGEST INVESTMENTS

(excluding short-term investments)

June 30, 2021

(unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$ 0.7	$292.8	22.2%	1982
Analog Devices, Inc.	5.8	76.6	5.8	1987
Alphabet Inc.	26.0	61.0	4.6	2015
Motorola Solutions, Inc.	11.9	54.2	4.1	2000
Hess Corporation	25.7	51.5	3.9	2017
Capital One Financial Corporation	20.0	51.0	3.9	2013
American Express Company	24.0	44.6	3.4	2015
The Charles Schwab Corporation	20.3	43.7	3.3	2016
Coherent, Inc.	3.9	43.6	3.3	2007
Progressive Corporation	25.7	42.7	3.2	2015

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2021

(Common Stock unless specified otherwise)
(unaudited)

	Purchased		Sold	Held June 30, 2021
Alibaba Group Holding Limited	16,000			50,000
American Express Company			30,000	270,000
Coherent, Inc.			125,000	165,000
Facebook Inc.	85,000			100,000
Heritage-Crystal Clean, Inc.			25,000	675,000
Hess Corporation			10,000	590,000
II-VI Incorporated	260,000			260,000
Organon & Co.	20,000	*		20,000
Star Group, L.P.			60,000	670,000

*Received in a spin-off from Merck & Co., Inc.

[5]

DIVERSIFICATION OF INVESTMENTS

June 30, 2021

(unaudited)

	Issues	Cost	Value	Percent of Net Assets
				June 30, 2021	December 31, 2020*
Common Stocks:
Insurance Underwriters	2	$26,445,787	$335,488,550	25.5%	25.2%
Diversified Financial	4	71,304,803	157,788,600	12.0	11.2
Technology Hardware and Equipment	4	36,410,121	149,128,100	11.3	12.0
Communication Services	3	73,310,122	120,805,000	9.2	5.9
Semiconductor	3	13,557,307	116,506,607	8.8	10.4
Health Care	5	41,059,414	69,288,150	5.3	6.4
Diversified Industrial	3	8,049,589	58,874,400	4.5	4.9
Real Estate	2	42,559,720	55,800,000	4.2	4.7
Retailing	3	20,426,271	55,411,920	4.2	4.6
Energy	1	25,652,999	51,518,800	3.9	3.1
Insurance Brokers	1	29,112,181	35,814,000	2.7	3.0
Other	4	26,534,104	71,328,200	5.5	5.7
Short-Term Investments	1	38,736,405	38,736,405	2.9	2.7

*Certain amounts from December 31, 2020 have been reclassified to conform to June 30, 2021 presentation.

[6]

STATEMENT OF INVESTMENTS

June 30, 2021

(Unaudited)

Shares		Value
COMMON STOCKS 97.1%
	Banks 2.7%
230,000	JPMorgan Chase & Co.	$35,774,200

	Communications Services 9.2%
25,000	Alphabet Inc. Class A (a)	61,044,750
325,000	Cogent Communications Holdings, Inc.	24,989,250
100,000	Facebook, Inc. Class A (a)	34,771,000
		120,805,000

	Consumer Services 0.3%
30,000	Wynn Resorts Ltd. (a)	3,669,000

	Diversified Financial 12.0%
270,000	American Express Company	44,612,100
360,000	The Bank of New York Mellon Corporation	18,442,800
330,000	Capital One Financial Corporation	51,047,700
600,000	The Charles Schwab Corporation	43,686,000
		157,788,600

	Diversified Industrial 4.5%
240,000	Brady Corporation Class A	13,449,600
675,000	Heritage-Crystal Clean, Inc. (a)	20,034,000
54,000	Roper Technologies, Inc.	25,390,800
		58,874,400

	Energy 3.9%
590,000	Hess Corporation	51,518,800

	Health Care 5.3%
90,000	Johnson & Johnson	14,826,600
195,000	Medtronic plc	24,205,350
200,000	Merck & Co., Inc.	15,554,000
20,000	Organon & Co. (a)	605,200
300,000	Roche Holding AG ADR	14,097,000
		69,288,150

	Insurance Brokers 2.7%
150,000	Aon plc Class A	35,814,000

	Insurance Underwriters 25.5%
28,424	The Plymouth Rock Company Class A (b)(c)	292,767,200
435,000	Progressive Corporation	42,721,350
		335,488,550

[7]

Shares		Value
	Real Estate 4.2%
1,000,000	Kennedy-Wilson Holdings Inc.	$19,870,000
1,000,000	Rayonier Inc.	35,930,000
		55,800,000

	Retailing 4.2%
50,000	Alibaba Group Holding Limited ADR (a)	11,339,000
11,000	Amazon.com, Inc. (a)	37,841,760
4,000	Mercadolibre, Inc. (a)	6,231,160
		55,411,920

	Semiconductor 8.8%
445,000	Analog Devices, Inc.	76,611,200
166,615	Cree, Inc. (a)	16,316,607
420,000	Intel Corporation	23,578,800
		116,506,607

	Software and Services 1.9%
90,000	Microsoft Corporation	24,381,000

	Technology Hardware and Equipment 11.3%
165,000	Coherent, Inc. (a)	43,616,100
260,000	II-VI Incorporated (a)	18,873,400
210,000	Keysight Technologies, Inc. (a)	32,426,100
250,000	Motorola Solutions, Inc.	54,212,500
		149,128,100

	Utilities 0.6%
670,000	Star Group, L.P.	7,504,000
	Total Common Stocks (cost $414,422,418)	1,277,752,327

SHORT-TERM INVESTMENTS 2.9%

	Money Market Fund 2.9%
38,736,405	Fidelity Investments Money Market Fund
	Treasury Only Portfolio – Class I (cost $38,736,405)	38,736,405
	Total Investments (cost $453,158,823) (100.0%)	1,316,488,732
	Cash, receivables and other assets less liabilities (0.0%)	171,305
	Net Assets (100%)	$1,316,660,037

(a)Non-dividend paying.

(b)Affiliate as defined in the Investment Company Act of 1940 and restricted. See Note 5 and Note 6.

(c)Valued based on Level 3 inputs. See Note 2.

See accompanying notes to financial statements.

[8]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021
(Unaudited)

Assets:
Investments:
Securities of unaffiliated companies (cost $413,711,818) (Note 2)	$984,985,127
Securities of affiliated companies (cost $710,600) (Notes 2, 5 and 6)	292,767,200
Short-term investments (cost $38,736,405) (Note 2)	38,736,405	$1,316,488,732
Cash, receivables and other assets:
Cash	266,557
Dividends receivable	650,701
Operating lease right-of-use asset	392,806
Other assets	101,611	1,411,675
Total Assets		1,317,900,407
Liabilities:
Accrued expenses and other liabilities	847,564
Operating lease liability	392,806
Total Liabilities		1,240,370
Net Assets		$1,316,660,037
Net Assets are represented by:
Common Stock $1 par value: authorized 40,000,000 shares; issued 26,243,903 (Note 3)		$26,243,903
Surplus:
Paid-in	$368,128,501
Total distributable earnings, including net unrealized appreciation of investments	922,287,633	1,290,416,134
Net Assets		$1,316,660,037
Net Asset Value Per Common Share (26,243,903 shares outstanding)		$50.17

See accompanying notes to financial statements.

[9]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2021
(Unaudited)

Investment Income
Income:
Dividends from affiliated companies (Note 5)	$8,400,429
Dividends from unaffiliated companies (net of foreign withholding taxes of $128,157)	7,825,908
Interest	1,169	$16,227,506

Expenses:
Investment research	1,363,560
Administration and operations	944,192
Occupancy and office operating expenses	252,495
Directors’ fees	214,888
Information services and software	99,204
Legal, auditing and tax preparation fees	89,377
Stockholder communications and meetings	60,074
Transfer agent, registrar and custodian fees and expenses	51,586
Franchise and miscellaneous taxes	51,322
Other	70,706	3,197,404
Net investment income		13,030,102

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain from unaffiliated companies	47,202,319
Increase in net unrealized appreciation of investments in unaffiliated companies	154,149,015
Increase in net unrealized appreciation of investments in affiliated companies (Note 5)	71,060,000
Net gain on investments		272,411,334
Increase in Net Assets Resulting from Operations		$285,441,436

See accompanying notes to financial statements.

[10]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2021
and the year ended December 31, 2020

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
From Operations:
Net investment income	$13,030,102	$18,090,322
Net realized gain from investment transactions	47,202,319	24,994,234
Increase in net unrealized appreciation of investments	225,209,015	30,631,146
Increase in net assets resulting from operations	285,441,436	73,715,702
Distributions To Stockholders:
From distributable earnings	(5,248,781)	(43,694,663)
From Capital Share Transactions: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	16,668,277
Issuance of shares of Common Stock to directors and employees	130,888	419,162
Cost of treasury stock purchased	—	(5,367,035)
Increase in net assets from capital share transactions	130,888	11,720,404
Total increase in net assets	280,323,543	41,741,443
Net Assets:
Beginning of period	1,036,336,494	994,595,051
End of period	$1,316,660,037	$1,036,336,494

See accompanying notes to financial statements.

[11]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2021
(Unaudited)

Cash Flows from Operating Activities:
Increase in net assets from operations		$285,441,436
Adjustments to decrease in net assets from operations:
Proceeds from securities sold	$62,074,187
Purchases of securities	(60,603,610)
Net increase in short-term investments	(10,795,618)
Net realized gain from investments	(47,202,319)
Increase in net unrealized appreciation of investments	(225,209,015)
Reduction of operating lease right-of-use asset	192,033
Non-cash stock compensation	130,888
Depreciation and amortization	3,591
Changes in operating assets and liabilities:
Increase in dividends receivable	(10,018)
Decrease in other assets	11,686
Increase in accrued expenses and other liabilities	703,288
Decrease in operating lease liability	(192,033)
Total adjustments		(280,896,940)
Net cash provided by operating activities		4,544,496
Cash Flows from Financing Activities:
Dividends and distributions paid	(5,248,781)
Cash used in financing activities		(5,248,781)
Net decrease in cash		(704,285)
Cash at beginning of period		970,842
Cash at end of period		$266,557

Supplemental Disclosure of Cash Flow Information:
Non-cash financing activities not included herein consist of:
Issuance of shares of Common Stock to directors	$130,888

See accompanying notes to financial statements.

[12]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies—Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation—Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes—It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates—The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Leases—The Corporation recognizes operating leases on its statement of assets and liabilities at the lease commencement date as (1) a liability representing its obligation to make lease payments over the lease term and (2) a corresponding right-of-use (“ROU”) asset for its right to use the underlying asset over the lease term. The lease liability is measured at the inception of the lease at the present value of the unpaid fixed and certain variable lease payments using the rate of interest the Corporation would have paid on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term and is included in Occupancy and office operating expenses in the Statement of Operations. Variable payments for increases in operating expenses and real estate taxes are expensed as incurred and also are included in Occupancy and office operating expenses. See Note 9.

Other—Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

2. Fair Value Measurements—The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•Level 1—Quoted prices in active markets for identical investments;

•Level 2—Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;

•Level 3—Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company Incorporated Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[13]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

The Corporation’s investments as of June 30, 2021 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$984,985,127	—	$292,767,200	$1,277,752,327
Short-term investments	38,736,405	—	—	38,736,405
Total	$1,023,721,532	—	$292,767,200	$1,316,488,732

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2020	$221,707,200
Change in unrealized appreciation of investments in affiliated companies included in increase in net assets from operations	71,060,000
Balance as of June 30, 2021	$292,767,200

Unrealized appreciation of Level 3 investments still held as of June 30, 2021 increased during the six months ended June 30, 2021 by $71,060,000, which is included in the above table.

In valuing the Plymouth Rock Level 3 investment as of June 30, 2021, management considered Plymouth Rock’s financial condition and results of operations, the insurance industry outlook, and any transactions in Plymouth Rock’s shares. Management used significant unobservable inputs to develop a range of values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.8–1.8; average: 1.3); price-to-historical earnings (range: 13.0–37.2; average: 21.9); and price-to-forward earnings estimates (range: 12.4–28.8; average: 18.3). Management also used Plymouth Rock’s book value and a discounted cash flow model based on a forecasted return on equity of approximately 11% and a cost of capital of approximately 10%. The average of these values was then discounted for lack of marketability and control of the Plymouth Rock shares. Management considered a discount range of 30% to 40%, a range management believes market participants would apply. An independent valuation of Plymouth Rock’s shares obtained by Plymouth Rock was also considered. Management presented and discussed the above information with the Corporation’s directors, who approved the value for the investment.

Increases (decreases) in the price-to-book value multiple, price-to-historical earnings multiple, price-to-forward earnings estimate multiple, return on equity rate and book value in isolation would result in a higher (lower) range of fair values. Increases (decreases) in the discount for lack of marketability and control or cost of capital in isolation would result in a lower (higher) range of fair values.

3. Common Stock—During the six months ended June 30, 2021, the Corporation did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions—The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2021, excluding short-term investments, were $60,603,610 and $62,074,187, respectively.

As of June 30, 2021, the tax cost of investments was $453,158,823. Net unrealized appreciation was $863,329,909 consisting of gross unrealized appreciation and gross unrealized depreciation of $864,118,803 and $788,894, respectively.

[14]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

5. Affiliated Companies—Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of the company’s outstanding voting securities. During the six months ended June 30, 2021, unrealized appreciation from the Corporation’s investment in Plymouth Rock increased by $71,060,000 and the Corporation received dividends of $8,400,429 from Plymouth Rock. The Chief Executive Officer of the Corporation is a director of Plymouth Rock. The President of the Corporation is a director of certain subsidiaries of Plymouth Rock.

6. Restricted Securities—The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2021, the Corporation’s only restricted security consisted of 28,424 shares of Plymouth Rock Class A stock that were acquired on December 15, 1982 at a cost of $710,600. This security had a value of $292,767,200 at June 30, 2021, which was equal to 22.2% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this security.

7. Bank Line of Credit—The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2021.

8. Compensation and Benefit Plans—The aggregate compensation expense for all officers during the six months ended June 30, 2021 was $1,833,360, of which $1,255,000 was paid during the period.

Officers and other employees participate in a 401(k) profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2021, the Corporation accrued $129,113 related to the plan.

The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the granting of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 904,205 remain available for future grants at June 30, 2021. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee.

Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at initial election to the Board of Directors and annually after re-election at the Corporation’s annual meeting. During the six months ended June 30, 2021, non-employee directors were granted a total of 3,500 shares of Common Stock at a weighted average grant date value of $37.40 per share. The grant date value is the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $130,888 plus cash payments of $84,000 made to all non-employee directors are included in Directors’ fees expense in the accompanying Statement of Operations.

9. Operating Lease—The Corporation leases office space under a lease that was amended effective July 1, 2019 to extend the lease term until June 30, 2022. The lease includes fixed payments for occupancy and certain utilities and variable payments relating to the Corporation’s share of increases in building operating expenses and real estate taxes.

The lease extension is accounted for as a separate contract, and the Corporation determined that the extension is an operating lease. The Corporation elected not to separate lease and non-lease components of the contract in measuring its lease liability. As of the effective date of the lease extension, the Corporation measured its lease liability and corresponding ROU asset at $1,143,975, which was the present value of the fixed payments under the contract using a discount rate of 3.00%.

[15]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

Total lease expense for the six months ended June 30, 2021 was $226,596 including $199,112 of operating lease cost and $27,484 of variable lease cost.

Fixed amounts due under the lease as of June 30, 2021 are as follows:

2021	$199,111
2022	199,111
Total undiscounted lease payments	398,222
Less imputed interest	(5,416)
Total lease liability	$392,806

[16]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2021 and each year in the five-year period ended December 31, 2020. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six months ended June 30, 2021 (Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value, beginning of period	$39.49		$38.42	$30.02	$32.86	$27.12	$23.53
Net investment income (a)	.50		.70	.47	.54	.28	.19
Net realized and unrealized gain (loss) on securities (a)	10.38		2.20	9.38	(1.91)	6.52	4.41
Total from investment operations	10.88		2.90	9.85	(1.37)	6.80	4.60
Less:
Dividends from net investment income	.05		.70	.47	.55	.27	.20
Distributions from capital gains	.15		1.00	.88	.90	.73	.78
Total distributions	.20		1.70	1.35	1.45	1.00	.98
Net change from capital share transactions	—		(.13)	(.10)	(.02)	(.06)	(.03)
Net asset value, end of period	$50.17		$39.49	$38.42	$30.02	$32.86	$27.12
Per share market value, end of period	$42.19		$32.64	$33.10	$24.83	$27.40	$21.79
Total return based on market (%)	29.87		4.12	39.03	(4.51)	30.55	19.97
Total return based on NAV (%)	27.55		8.39	33.31	(3.88)	25.63	20.44
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,316,660		$1,036,336	$994,595	$765,343	$826,332	$674,683
Ratio of expenses to average net assets (%)	.54	(b)	.66	.66	.69	.75	.88
Ratio of net investment income to average net assets (%)	1.50	(b)	1.94	1.32	1.63	.92	.75
Portfolio turnover rate (%)	5.33		11.93	7.00	8.04	6.03	9.48

(a)Based on the average number of shares outstanding during the period.

(b)Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[17]

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors

Central Securities Corporation:

Results of Review of Interim Financial Information

We have reviewed the statement of assets and liabilities of Central Securities Corporation (the “Corporation”), including the statement of investments, as of June 30, 2021, and the related statements of operations, changes in net assets, and cash flows for the six-month period ended June 30, 2021, and the related notes (collectively, the interim financial information), and the financial highlights for the six-month period ended June 30, 2021. Based on our review, we are not aware of any material modifications that should be made to the interim financial information and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities of the Corporation, including the statement of investments, as of December 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended (not presented herein); and in our report dated February 4, 2021, we expressed an unqualified opinion on those financial statements and financial highlights. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 2020 and the financial highlights for each of the years in the five-year period ended December 31, 2020, is fairly stated, in all material respects, in relation to the statement of changes in net assets and financial highlights from which it has been derived.

Basis for Review Results

The interim financial information and financial highlights are the responsibility of the Corporation’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information and financial highlights consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

KPMG LLP

New York, New York
July 29, 2021

[18]

OTHER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2021 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-PORT. The Corporation’s Form N-PORT filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on March 18, 2021. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of Common Stock:

	In favor	Withheld
L. Price Blackford	22,173,052	506,599
Simms C. Browning	22,151,709	527,942
Donald G. Calder	22,157,485	522,166
David C. Colander	22,118,218	561,433
Jay R. Inglis	22,022,986	656,665
Wilmot H. Kidd	22,156,110	523,541
Wilmot H. Kidd IV	21,913,699	765,952
David M. Poppe	22,255,003	424,648

A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2021 was approved with 21,983,881 votes for, 582,507 votes against and 113,263 shares abstaining.

Forward-Looking Statements

This report may contain “forward-looking statements” within the meaning of the Securities Exchange Act of 1934. You can identify forward-looking statements by words such as “believe,” “expect,” “may,” “anticipate,” and other similar expressions when discussing prospects for particular portfolio holdings and/or markets, generally. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events or otherwise.

[19]

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[20]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
John C. Hill
Jay R. Inglis
Wilmot H. Kidd IV
David M. Poppe

OFFICERS

Wilmot H. Kidd, Chief Executive Officer
John C. Hill, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 505000, Louisville, KY 40233
800-756-8200
www.computershare.com/investor

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

Item 1(b). Each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act.

Not applicable.

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	-0-	NA	NA	NA
Month #2 (February 1 through February 29)	-0-	NA	NA	NA
Month #3 (March 1 through March 31)	-0-	NA	NA	NA
Month #4 (April 1 through April 30)	-0-	NA	NA	NA
Month #5 (May 1 through May 31)	-0-	NA	NA	NA
Month #6 (June 1 through June 30)	-0-	NA	NA	NA
Total	-0-	NA	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 8, 2021.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The information required by this Item is only required in an annual report on this Form N-CSR.

(b) The information required by this Item is only required in an annual report on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:	/s/ Wilmot H. Kidd
Wilmot H. Kidd
Chief Executive Officer

August 13, 2021
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:	/s/ Wilmot H. Kidd
Wilmot H. Kidd
Chief Executive Officer

August 13, 2021
Date

By:	/s/ Lawrence P. Vogel
Lawrence P. Vogel
Vice President and Treasurer

August 13, 2021
Date